Acquisitions and Divestitures (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Summary of Purchase Price for Assets Acquired and Liabilities Assumed
The following table summarizes the final allocation of the purchase price to the fair value of assets acquired and liabilities assumed for the Kugler Maag acquisition.

(in millions)
Cash	$6
Accounts receivable and other current assets	7
Intangible assets	17
Goodwill	14
Total assets	44
Accounts payable and other current liabilities	(7)
Deferred income taxes	(5)
Total fair value of net assets acquired	$32